CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total revenues	$ 1,738,000	$ 0	$ 0
Cost of revenues	(257,023)	0	0
Gross profit	1,480,977	0	0
Operating expenses:
General and administrative	(1,025,145)	(1,808,776)	(1,440,476)
Impairment loss	0	(105,818,351)	(127,252,810)
Total operating expenses	(1,025,145)	(1,808,776)	(1,440,476)
(Loss)/income from operations	455,832	(1,808,776)	(1,440,476)
Interest income, net	279	29	0
Other income, net	26,859	0	0
(Loss)/income before provision for income taxes	482,970	(1,808,747)	(1,440,476)
Income tax benefits	0	0	0
Net (loss)/income from continuing operations	482,970	(1,808,747)	(1,440,476)
Discontinued operations:
Loss from discontinuing operations attributable to owners of the Company	(1,708,270)	(121,431,038)	(160,458,503)
Net loss	(1,225,300)	(123,239,785)	(161,898,979)
Net loss attributable to holders of ordinary shares of Mercurity Fintech Holding Inc.	$ (1,225,300)	$ (123,239,785)	$ (161,898,979)
Net loss per ordinary share
Basic	$ 0.00	$ (0.08)	$ (0.11)
Diluted	0.00	(0.08)	(0.11)
Net loss per ordinary share from continuing operations
Basic	0.00	0.00	0.00
Diluted	0.00	0.00	0.00
Net (loss) income per ordinary share from discontinued operations
Basic	0.00	(0.08)	(0.11)
Diluted	$ 0.00	$ (0.08)	$ (0.11)
Basic
Continuing operations	1,723,033,130	1,476,801,177	1,476,144,194
Discontinued operations	1,723,033,130	1,476,801,177	1,476,144,194
Diluted
Continuing operations	1,723,033,130	1,476,801,177	1,476,144,194
Discontinued operations	1,723,033,130	1,476,801,177	1,476,144,194
Third parties [Member]
Total revenues	$ 1,738,000	$ 0	$ 0